Land use right, net (Details 1) - ZHEJIANG TIANLAN - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Amortization expense	¥ 159	¥ 149	¥ 149
2021	159
2022	159
2023	159
2024	159
2025	159
Thereafter	4,352
Total	¥ 5,147